Derivative Financial Instruments and Risk Management (Details 4) (USD $) Share data in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2008	Feb. 28, 2007	Dec. 31, 2008	Dec. 31, 2007
Derivative financial instruments and risk management
Stock repurchase program, funds authorized (in billions of dollars)		$ 7,500,000,000
Capped call transactions entered into, aggregate number of shares (in shares)				6
Total bank premiums paid over the life of the program	94,000,000		94,000,000
Total calls established over the life of the program	6		6
Payment to bank for establishment of the calls			38,000,000
Capped call transactions entered into, number of shares (in shares)			2.5
Cash used to repurchase shares			268,000,000
Shares repurchased pursuant to calls (in shares)			5
Premiums previously paid associated with the exercised calls			78,000,000
Share repurchase plan calls matured but not exercised (in shares)	1
Premiums previously paid associated with the unexercised calls	$ 16,000,000